As filed with the Securities and Exchange Commission on February 22, 2012
File Nos. 033-81396
811-08614

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	40	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	41	[X]

(Check appropriate box or boxes)

BRANDES INVESTMENT TRUST
(Exact name of Registrant as Specified in Charter)

11988 El Camino Real, Suite 500
San Diego, California 92130
(Address of Principal Executive Office)

(619) 755-0239
(Registrant's Telephone Number, including Area Code)

Michael Glazer
c/o Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Name and address of agent for Service)

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 40 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 38 on Form N-1A filed on January 31, 2012.  This PEA No. 40 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 38 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego and State of California on the 22nd day of February, 2012.

BRANDES INVESTMENT TRUST

By:
/s/Jeff Busby
Jeff Busby
President

This Amendment to the Registration Statement on Form N-1A of Brandes Investment Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Jeff Busby	President and Trustee	February 22, 2012
Jeff Busby

/s/DeWitt F. Bowman*	Trustee	February 22, 2012
DeWitt F. Bowman

/s/J. Michael Gaffney*	Trustee	February 22, 2012
J. Michael Gaffney

/s/Karin B. Bonding*	Trustee	February 22, 2012
Karin B. Bonding

/s/Jean Carter*	Trustee	February 22, 2012
Jean Carter

/s/Robert M. Fitzgerald*	Trustee	February 22, 2012
Robert M. Fitzgerald

/s/Craig Wainscott	Trustee	February 22, 2012
Craig Wainscott

/s/Oliver Murray	Trustee	February 22, 2012
Oliver Murray

/s/Gary Iwamura	Treasurer (Principal Financial and Accounting Officer)	February 22, 2012
Gary Iwamura

* By: /s/Jeff Busby
Jeff Busby
Attorney-in-fact as per Powers of Attorney filed November 9, 2007 and September 30, 2008.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE